Income Taxes - Net Operating Loss Carryforward Limitations (Details) - Draft Kings Inc	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	$ 134,400
Federal | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	295,605,000
Federal | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	77,069,000
Federal | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	25,247,000
Federal | 2023 - 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to 80% taxable income limitation	$ 15,051,000